Share-Based Payment Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
NIS [Member]
Statement Line Items [Line Items]
Expense arising from equity-settled share-based payment transactions	$ 604	$ 862	$ 301